Cover Page	Aug. 26, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 26, 2021
Entity Registrant Name	KBS GROWTH & INCOME REIT, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56050
Entity Tax Identification Number	47-2778257
Entity Address, Address Line One	800 Newport Center Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	949
Local Phone Number	417-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001631256
Amendment Flag	false